Supplemental Information	12 Months Ended
Dec. 31, 2019
Additional Information1 [Abstract]
Supplemental Information	SUPPLEMENTAL INFORMATION
Change in Non-Cash Working Capital Items

	Years Ended December 31
	2019	2018
Trade and other receivables	$(62,198)	$1,280
Trade and other payables	(50,660)	113,572
Non-cash working capital acquired (note 4)	—	(46,773)
	$(112,858)	$68,079
Changes in non-cash working capital related to:
Operating activities	$(52,070)	$39,448
Investing activities	(62,485)	32,435
Foreign currency translation on non-cash working capital	1,697	(3,804)
	$(112,858)	$68,079

Income Statement Presentation

Baytex's consolidated statements of income or loss and comprehensive income or loss are prepared primarily according to the nature of expense, with the exception of employee compensation costs which are included in both operating expense and general and administrative expense line items.

The following table details the amount of total employee compensation costs included in the operating expense and general and administrative expense.

	Years Ended December 31
	2019	2018
Operating	$12,918	$12,140
General and administrative	33,728	34,963
Total employee compensation costs	$46,646	$47,103